Investment in joint venture	12 Months Ended
Mar. 31, 2026
Investment In Joint Venture
Investment in joint venture

14. Investment in joint venture

The Group previously held a 50% interest in Yatra MICE and Holidays Limited (formerly known as Yatra MICE and Holidays Private Limited) (“Yatra MICE”), an entity incorporated in India and engaged in the business of adventure travel and MICE services. The Group had entered into a Memorandum of Understanding (“MoU”) with Snow Leopard Adventures Private Limited (“SLA”) on September 28, 2012 to establish Yatra MICE as a joint venture entity.

Prior to the acquisition of additional interest, the Group and SLA had joint control over Yatra MICE, with both parties having equal rights in the management of Yatra MICE and requiring unanimous consent for significant decisions at the board and shareholder levels. Accordingly, the Group accounted for its investment in Yatra MICE as a joint venture using the equity method in accordance with IAS 28, Investments in Associates and Joint Ventures.

Pursuant to a Share Purchase Agreement executed on June 19, 2024, the Group acquired an additional 49% of the equity share capital of Yatra MICE from SLA for a cash consideration of INR 9,799. Following the acquisition of the additional interest, the Group obtained control over Yatra MICE and accordingly Yatra MICE became a subsidiary of the Group from June 19, 2024. The Group remeasured its previously held interest in Yatra MICE at fair value and accounted for the acquisition in accordance with IFRS 3, Business Combinations.

The assets acquired and liabilities assumed, and the resulting goodwill arising from the acquisition, have been disclosed in Note 43, Business combinations.

As Yatra MICE became a subsidiary during the year ended March 31, 2025, the Group’s consolidated financial statements include Yatra MICE’s results of operations from the date control was obtained.

The Group’s previously held investment in Yatra MICE, which was accounted for using the equity method until June 18, 2024, was derecognized upon obtaining control.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amounts in INR thousands, except per share data and number of shares)

Investment in joint venture is accounted for using the equity method in accordance with IAS 28 Investments in Associates and Joint Ventures in the consolidated financial statements. Summarized financial information of the joint venture, based on its IFRS financial statements as at June 18, 2024, and reconciliation with the carrying amount of the investment in the consolidated financial statements are set out below:

Summarized statement of financial position of ANN:

As at June 18, 2024
Current Assets
Cash and cash equivalents	2,872
Other current financial assets	338
Non-current liabilities
Employee benefits	(151)

Current liabilities
Borrowings	(109,043)
Trade and other payables	-
Employee benefits	(209)
Other non-financial liability	(2,343)

Equity	(108,536)
Group’s carrying amount of the investment (50%)	(54,268)
Transferred to other liabilities (refer to Note 37)	-
True-up of carrying value to group share loss	54,268
Net carrying amount of investment	-

Summarized statement of profit/(loss) of ANN:

	March 31, 2024	Period ended June 18, 2024
Revenue	3,417	710
Other operating expenses, including depreciation INR Nil (March 31, 2024: INR Nil)	(8,506)	(926)
Finance cost	(600)	(242)
Loss before tax	(5,689)	(458)
Income tax expense	-	-
Loss for the year/ period	(5,689)	(458)
Group’s share of loss for the year/period	(2,845)	(229)

The joint venture had contingent liabilities as at June 18, 2024 INR 4,126.